Reserves for Losses and Loss Adjustment Expenses - Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	$ 3,931.3
Total of IBNR plus expected development on reported losses	580.1
Insurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	3.7	$ 3.7	$ 4.0	$ 3.8	$ 4.3	$ 7.0	$ 8.4	$ 9.4	$ 11.2	$ 19.2
Total of IBNR plus expected development on reported losses	0.1
Insurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	10.3	9.6	9.4	9.9	11.2	11.6	12.7	16.9	24.5
Total of IBNR plus expected development on reported losses	1.0
Insurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	20.2	18.7	20.9	28.1	30.0	31.6	37.7	45.0
Total of IBNR plus expected development on reported losses	(9.7)
Insurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	68.4	68.0	73.1	61.7	57.7	50.3	68.8
Total of IBNR plus expected development on reported losses	1.6
Insurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	122.3	130.1	127.5	130.8	121.9	161.8
Total of IBNR plus expected development on reported losses	(61.1)
Insurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	266.2	262.0	279.6	260.9	310.3
Total of IBNR plus expected development on reported losses	(2.0)
Insurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1,358.1	1,027.8	660.5	678.4
Total of IBNR plus expected development on reported losses	(69.6)
Insurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	505.0	504.5	674.6
Total of IBNR plus expected development on reported losses	32.1
Insurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	655.3	907.5
Total of IBNR plus expected development on reported losses	139.9
Insurance | 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	921.8
Total of IBNR plus expected development on reported losses	547.8
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1,228.6
Total of IBNR plus expected development on reported losses	151.0
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	33.2	33.1	33.0	40.9	41.1	45.0	48.7	54.0	61.3	$ 74.1
Total of IBNR plus expected development on reported losses	0.1
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	45.4	47.4	50.8	55.4	53.0	55.6	51.6	58.7	$ 87.1
Total of IBNR plus expected development on reported losses	3.9
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	63.6	64.9	68.6	84.3	91.2	92.6	90.8	$ 81.8
Total of IBNR plus expected development on reported losses	(1.0)
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	37.3	38.1	39.9	48.5	47.1	47.4	$ 46.4
Total of IBNR plus expected development on reported losses	1.6
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	237.9	245.8	241.6	245.3	226.7	$ 193.0
Total of IBNR plus expected development on reported losses	8.8
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	366.4	383.1	399.0	401.5	$ 369.7
Total of IBNR plus expected development on reported losses	15.1
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	149.6	147.8	150.4	$ 176.4
Total of IBNR plus expected development on reported losses	24.1
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	52.0	52.0	$ 89.7
Total of IBNR plus expected development on reported losses	3.9
Reinsurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	67.9	$ 121.7
Total of IBNR plus expected development on reported losses	13.9
Reinsurance | 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	175.3
Total of IBNR plus expected development on reported losses	$ 80.6